Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Earnings per ordinary share diluted	$ 0.13	$ 0.15	$ 0.15
Weighted average number of ordinary shares outstanding diluted	10,987,679	10,987,679	10,987,679